Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0000073309
Registrant Name	Nucor Corporation
Registration File Number	333-274169
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES